Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect on total of service cost and interest cost
One percent increase
One percent decrease
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets	8.00%	8.30%	8.50%
Rate of compensation increase	4.10%	4.00%	3.00%
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.30%	4.90%	5.60%
Expected return on plan assets	2.30%	3.50%	3.50%
Rate of compensation increase
Prior to age 65 [Member]
Health care cost trend rate
Health care cost trend rate	8.00%	8.00%	8.00%
After age 65 [Member]
Health care cost trend rate
Health care cost trend rate	12.00%	14.00%	14.00%